Employee Benefit Plans (Details) - Schedule of changes in benefit obligations and fair value of plan assets $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Canadian Pension Plans [Member]
Change in benefits obligations
Benefit obligation, at beginning of year	$ 376,455		$ 332,823
Initial balance from transaction
Current service cost	7,462		6,695
Interest expense	9,872		10,723
Remeasurements
Actuarial gains arising from plan experience	(556)		2,212
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	(33,099)		33,278
Benefits paid	(11,067)		(10,294)
Remeasurements
Contributions by plan participants	1,001		1,018
Foreign exchange & other	(433)
Benefit obligation, at end of year	349,635		376,455
(Pension benefits) accrued benefit liabilities, at ending of year	(30,105)		22,070
Pension Plans US [Member]
Change in benefits obligations
Benefit obligation, at beginning of year
Initial balance from transaction		74,113
Current service cost		74
Interest expense		235
Remeasurements
Actuarial gains arising from plan experience		(70)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		(942)
Benefits paid		(488)
Remeasurements
Foreign exchange & other		13
Contributions by plan participants		1
Foreign exchange & other		(17)
Benefit obligation, at end of year		72,906
(Pension benefits) accrued benefit liabilities, at ending of year					$ 17,927
Pension Plans Total [Member]
Change in benefits obligations
Benefit obligation, at beginning of year		376,455
Initial balance from transaction		74,113
Current service cost		7,536
Interest expense		10,107
Remeasurements
Actuarial gains arising from plan experience		(626)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		(34,041)
Benefits paid		(11,555)
Remeasurements
Foreign exchange & other		13
Contributions by plan participants		1,002
Foreign exchange & other		(450)
Benefit obligation, at end of year		422,541		376,455
(Pension benefits) accrued benefit liabilities, at ending of year					(12,178)
Other Post-employment Benefit Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, at beginning of year	21,403		19,399
Initial balance from transaction
Current service cost	166		145
Interest expense	552		618
Remeasurements
Actuarial gains arising from plan experience	4,895
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	(3,908)		1,735
Benefits paid	(590)		(494)
Remeasurements
Contributions by plan participants
Foreign exchange & other	(89)
Benefit obligation, at end of year	22,429		21,403
(Pension benefits) accrued benefit liabilities, at ending of year	22,429		21,403
Other Post-employment Benefit Plans US [Member]
Change in benefits obligations
Benefit obligation, at beginning of year		4,511		4,109
Initial balance from transaction		646
Current service cost
Interest expense		92		128
Remeasurements
Actuarial gains arising from plan experience		246		184
Actuarial gains from change in demographic assumptions		(1)		11
Actuarial gains from changes in financial assumptions		(274)		373
Benefits paid		(388)		(232)
Remeasurements
Contributions by plan participants
Foreign exchange & other		33		(62)
Benefit obligation, at end of year		4,865		4,511
(Pension benefits) accrued benefit liabilities, at ending of year					4,865	$ 4,511
Other Post-employment Benefit Plans Total [Member]
Change in benefits obligations
Benefit obligation, at beginning of year		25,914		23,508
Initial balance from transaction		646
Current service cost		166		145
Interest expense		644		746
Remeasurements
Actuarial gains arising from plan experience		5,141		184
Actuarial gains from change in demographic assumptions		(1)		11
Actuarial gains from changes in financial assumptions		(4,182)		2,108
Benefits paid		(978)		(726)
Remeasurements
Contributions by plan participants
Foreign exchange & other		(56)		(62)
Benefit obligation, at end of year		27,294		25,914
(Pension benefits) accrued benefit liabilities, at ending of year					$ 27,294	$ 25,914
Plan assets [member] | Canadian Pension Plans [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year	(354,385)		(324,257)
Initial balance from transaction
Remeasurements
Benefits paid	11,067		10,294
Remeasurements
Return on plan assets, excluding interest income	(21,927)		(24,100)
Administrative costs	431		493
Fair value of plan assets, at end of year	(379,740)		(354,385)
Contributions by plan participants	(1,001)		(1,018)
Contributions by employer	(4,796)		(5,497)
Interest income	(9,129)		(10,300)
Plan assets [member] | Pension Plans US [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Initial balance from transaction		(55,511)
Remeasurements
Benefits paid		488
Remeasurements
Return on plan assets, excluding interest income		214
Administrative costs
Fair value of plan assets, at end of year		(54,979)
Contributions by plan participants		(1)
Contributions by employer
Interest income		(182)
Plan assets [member] | Pension Plans Total [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year		(354,385)
Initial balance from transaction		(55,511)
Remeasurements
Benefits paid		11,555
Remeasurements
Return on plan assets, excluding interest income		(21,713)
Administrative costs		431
Fair value of plan assets, at end of year		(434,719)		(354,385)
Contributions by plan participants		(1,002)
Contributions by employer		(4,796)
Interest income		(9,311)
Plan assets [member] | Other Post-employment Benefit Plans Canadian [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Initial balance from transaction
Remeasurements
Benefits paid	(590)		494
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, at end of year
Contributions by plan participants
Contributions by employer	590		(494)
Interest income
Plan assets [member] | Other Post-employment Benefit Plans US [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Initial balance from transaction
Remeasurements
Benefits paid		(388)		232
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, at end of year
Contributions by plan participants
Contributions by employer		388		(232)
Interest income
Plan assets [member] | Other Post-employment Benefit Plans Total [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Initial balance from transaction
Remeasurements
Benefits paid		(978)		726
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, at end of year
Contributions by plan participants
Contributions by employer		978		(726)
Interest income
Effect of asset ceiling [member] | Canadian Pension Plans [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year	(354,385)
Remeasurements
Fair value of plan assets, at end of year			(354,385)
Effect of asset ceiling [member] | Other Post-employment Benefit Plans Canadian [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Remeasurements
Fair value of plan assets, at end of year
Effect of asset ceiling [member] | Other Post-employment Benefit Plans US [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Remeasurements
Fair value of plan assets, at end of year
Effect of asset ceiling [member] | Other Post-employment Benefit Plans Total [Member]
Change in benefits obligations
Fair value of plan assets, at beginning of year
Remeasurements
Fair value of plan assets, at end of year